SCHEDULE OF MEMBERS MANAGEMENT FEES PAYABLE (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Member Management Fees Payable
Member management fees payable	¥ 1,604	¥ 1,263